Exceptional items	12 Months Ended
Jun. 30, 2026
Exceptional Items [Abstract]
Exceptional items	3. Exceptional items

Accounting policies

Exceptional items are those that in management’s judgement need to be disclosed separately. Such items are included in the income statement caption to which they relate, and form part of the segmental information included in note 2. Management believes that separate disclosure of exceptional items and the classification between operating and non-
operating further helps investors to understand the performance of the group.
Changes in estimates and reversals in relation to items previously recognised as exceptional are presented consistently as exceptional in the current year.

Operating items

Exceptional operating items are those that are unusual or non-recurring in nature, considered to be of a size that could distort the performance and are part of the operating activities of the group, such as one-off global restructuring programmes which can be multi-year, impairment of intangible assets and fixed assets, indirect tax settlements, property disposals and changes in post-employment plans.

Non-operating items

Gains and losses on the sale or directly attributable to a prospective sale of businesses, brands or distribution rights, step up gains and losses that arise when an investment becomes an associate or an associate becomes a subsidiary and unusual non-recurring items, that are considered to be of a size that could distort performance and not in respect of the production, marketing and distribution of premium drinks, are disclosed as exceptional non-operating items below operating profit in the income statement.

Exceptional finance income/charge

Exceptional finance incomes/charges are those that are unusual or non-
recurring in nature, considered to be of a size that could distort the performance and are part of the financing activity of the group.

Taxation items

Exceptional current and deferred tax items comprise unusual or non-
recurring items, that are considered to be of a size that could distort performance. Examples include direct tax provisions and settlements in respect of prior years and the remeasurement of deferred tax assets and liabilities following tax rate changes.

	2026 $ million	2025 $ million	2024 $ million
Exceptional operating items
Impairment (charge)/income and other related charges (1)	(1,489)	(910)	224
Restructuring programmes (2)	(908)	(225)	(61)
Distribution model changes in various countries (3)	(75)	(145)	—
Discretionary increase in pension benefits in Ireland (4)	(38)	—	—
Various dispute and litigation matters (5)	(17)	(51)	(107)
USVI cover-over (6)	—	(38)	—
	(2,527)	(1,369)	56
Exceptional non-operating items
Sale of businesses and brands
Seychelles Breweries Limited (7)	62	(4)	—
Guinness Ghana Breweries PLC (8)	(49)	(114)	—
Sheridan's brand (9)	46	—	—
East African Breweries PLC and the Kenyan spirits business prospective sale (10)	(43)	—	—
Santa Vittoria (11)	(7)	(29)	—
Cîroc LLC (12)	(5)	(11)	—
Royal Challengers Sports Pvt Ltd prospective sale (13)	(3)	—	—
Guinness Nigeria PLC (14)	2	(125)	(6)
Joint operations (15)	(2)	(5)	—
Pampero brand (16)	(1)	53	—
Windsor business (17)	(1)	4	(58)
Cacique brand (18)	—	(20)	—
Safari brand (19)	—	15	—
Guinness Cameroun S.A. (20)	—	(8)	(10)
Step acquisitions (21)	—	24	—
Other (22)	7	—	4
	6	(220)	(70)
Exceptional finance income
Borrowing costs capitalised (23)	—	58	—

Exceptional items before taxation	(2,521)	(1,531)	(14)
Tax on exceptional items (note 7(c))	575	214	(24)

Total exceptional items	(1,946)	(1,317)	(38)
Attributable to:
Equity shareholders of the parent company	(1,940)	(1,294)	(142)
Non-controlling interests	(6)	(23)	104
Total exceptional items	(1,946)	(1,317)	(38)
(1) In the year ended 30 June 2026, an impairment charge of $786 million in respect of the Türkiye cash-generating unit that included the goodwill from the
Mey İçki acquisition and several brands, $287 million in respect of the Don
Papa brand, $44 million in respect of the Aviation American Gin brand and
$41 million in respect of the Ypióca brand and related fixed assets were recognised in exceptional operating items. In addition, an impairment charge of
$138 million in respect of various brands sold predominantly in the US and
$190 million in respect of various other US tangible fixed assets and inventories were also recognised in exceptional operating items.
In the year ended 30 June 2026, further impairment charge of $65 million in respect of Diageo's investment in various Distill Ventures businesses was offset by the discharge of liabilities provided for in the year ended 30 June 2025, resulting in a net charge of $3 million. Given the original impairment and other related charges of $458 million were recognised in exceptional operating items in the year ended 30 June 2025, the change in liabilities and additional charge are also classified as exceptional.
In the year ended 30 June 2025, an impairment charge of $231 million in respect of the Aviation American Gin brand and tangible fixed assets,
$170 million in respect of various other US brands, tangible fixed assets and inventory and $51 million in respect of the Bell’s whisky brand were recognised in exceptional operating items.
For further information, see note 9(d).
In the year ended 30 June 2024, a net gain of $224 million was recognised in exceptional operating items, driven by the reversal of Shui Jing Fang brand impairment of $379 million, partially offset by an impairment charge of
$101 million in respect of the Chase brand and the related goodwill and tangible fixed assets, and an impairment charge of $54 million in respect of certain brands in the US ready-to-drink portfolio.
(2) In the year ended 30 June 2026, an exceptional charge of $908 million was accounted for in respect of Diageo's restructuring programmes (2025 – $225 million; 2024 – $61 million). In June 2026, Diageo launched the implementation of its new operating framework that redesigns the company to be simpler, faster and more competitive by creating clearer accountabilities, stronger market execution, tighter global support and one joined-up team. The
Accelerate restructuring programme (that also includes the supply chain agility programme) was announced in May 2025 aiming to create a more agile global operating model with cash delivery, cost savings and deleveraging targets. The implementation costs of the restructuring programmes comprise non-cash items and one-off expenses, the majority of which are expected to be recognised as exceptional operating items. The exceptional charge in respect of the restructuring programmes for the year ended 30 June 2026 mainly included severance costs of $514 million (2025 – $73 million; 2024 – $nil) in respect of the Europe, Corporate and other regions, impairment of property, plant and equipment and other intangibles of $263 million (2025 – $117 million; 2024 –
$3 million) in North America and Mexico. In the year ended 30 June 2026, cash expenditure in respect of restructuring was $156 million (2025 – $38 million;
2024 – $26 million).
(3) In the year ended 30 June 2026, an exceptional operating charge of
$75 million was accounted for in respect of the transformation of Diageo's distribution model in Japan, Singapore and Thailand as the company agreed with LVMH to terminate the existing distribution agreements for Diageo's brands.
In the year ended 30 June 2025, Diageo completed the transformation of its distribution model in France as the company agreed with LVMH to exit from their joint operation and to terminate the existing distribution agreements for
Diageo brands. As a result, an exceptional operating charge of $145 million was accounted for, mainly in relation to a termination fee paid to LVMH.
(4) In the year ended 30 June 2026, Diageo agreed with the trustee of the
Guinness Ireland Group Pension Scheme to provide a one-off discretionary increase in pension benefits to pensioners. The increase resulted in a charge of
$38 million in past service costs and was accounted for as an exceptional operating item.
(5) In the year ended 30 June 2026, $17 million was recorded as an exceptional operating charge in respect of ongoing litigation in Europe. In the year ended 30
June 2025, $51 million (2024 – $107 million) was recorded as an exceptional operating charge in respect of various dispute and litigation matters in North
America and Europe, including certain costs and expenses associated therewith.
(6) Diageo receives cover-over income in relation to its rum production in the
US Virgin Islands. The cover-over is based on a permanent standard rate and an additional extender rate. A law made the extender rate permanent but no retrospective approval was granted for the period after 31 December 2021. As a result, Diageo reversed accrued income of $38 million in respect of prior years as an exceptional operating item in the year ended 30 June 2025.
(7) On 1 July 2025, Diageo completed the sale of its 54.4% shareholding in
Seychelles Breweries Limited to Phoenix Beverages. The transaction resulted in a gain of $62 million in the year ended 30 June 2026. In the year ended 30 June
2025, $4 million in transaction costs were incurred in respect of the prospective sale.
(8) On 3 July 2025, Diageo completed the sale of its 80.4% shareholding in
Guinness Ghana Breweries PLC, its brewery in Ghana to the Castel Group and a non-operating charge of $49 million incurred in the year ended 30 June
2026, including cumulative translation losses of $94 million and hyperinflationary adjustment gain of $22 million recycled to the income statement. In the year ended 30 June 2025, a charge of $114 million was recognised attributable to the prospective sale.
(9) On 30 January 2026, Diageo completed the sale of the Sheridan’s brand and related inventory to Casa Redondo. The transaction resulted in a non-operating exceptional gain of $46 million in the year ended 30 June 2026.
(10) On 17 December 2025, Diageo announced the sale of its shareholding in
East African Breweries PLC and its shareholding in the Kenyan spirits business, to Asahi Group Holdings, Ltd. and a non-operating charge of $43 million attributable to the prospective sale was recognised in the year ended 30 June
2026.
(11) On 30 September 2025, Diageo completed the sale of Diageo Operations
Italy S.p.A., inclusive of the Santa Vittoria production facility, to NewPrinces
S.p.A. and recognised a non-operating loss of $7 million on the sale. In the year ended 30 June 2025, a non-operating charge of $29 million was recognised in relation to the prospective sale.
(12) In the year ended 30 June 2025, Diageo and Main Street Advisors, Inc.
(MSA) announced that they entered into a strategic contractual arrangement, where Diageo contributed its ownership in Cîroc LLC, owner of the Cîroc IP and distribution right for North America, while MSA contributed Lobos LLC, owner of the Lobos 1707 premium tequila brand, into the newly formed structure. As a result, Diageo lost the control over Cîroc LLC and accounts for its investment in Cîroc LLC and Lobos LLC as associates. In the year ended 30
June 2026, the transaction resulted in a $5 million (2025 – $11 million) of non-
operating exceptional loss.
(13) On 24 March 2026, Diageo announced the sale of United Spirits Limited's shareholding in Royal Challengers Sports Pvt Limited and a charge of
$3 million was recognised as a non-operating item, mainly in relation to transaction and other costs directly attributable to the prospective sale of the business.
(14) In the year ended 30 June 2026, Diageo recognised a gain of $2 million
(2025 – loss of $125 million, 2024 – loss of $6 million) in exceptional non-
operating items attributable to the sale of its shareholding in Guinness Nigeria
PLC to Tolaram, completed on 30 September 2024.
(15) In the year ended 30 June 2026, an exceptional charge of $2 million attributable to Diageo's prospective exits from its joint operations with LVMH in Japan and Singapore was recognised.
In the year ended 30 June 2025, an exceptional loss of $5 million was recorded in relation to the disposal of Diageo's share in its joint operation with LVMH in
France.
(16) In the year ended 30 June 2025, an exceptional gain of $53 million was accounted for in relation to the disposal of the Pampero brand to Gruppo
Montenegro. In the year ended 30 June 2026, additional transaction costs of
$1 million have been accounted for in relation to the disposal.
(17) In the year ended 30 June 2026, a charge of $1 million (2025 – gain of
$4 million, 2024 – loss of $58 million) was recognised in exceptional non-
operating items attributable to the sale of Windsor Global Co., Ltd. to PT W
Co., Ltd., completed on 27 October 2023.
(18) In the year ended 30 June 2025, an exceptional loss of $20 million was recorded in relation to the disposal of the Cacique brand to Bardinet S.A.
(19) In the year ended 30 June 2025, an exceptional gain of $15 million was recorded in relation to the disposal of the Safari brand to Casa Redondo.
(20) In the year ended 30 June 2025, a charge of $8 million (2024 –
$10 million) directly attributable to the disposal of Guinness Cameroun S.A. to the Castel Group has been accounted for.
(21) In the year ended 30 June 2025, Diageo completed the acquisition of (i) the entire issued share capital of Ritual Beverage Company LLC (owner of Ritual
Zero Proof non-alcoholic spirits brand), that it did not already own, resulting in a step up gain of $25 million and (ii) a controlling stake in Nao Spirits &
Beverages Private Limited, resulting in a step up loss of $1 million, both recognised in non-operating exceptional items.
(22) In the year ended 30 June 2026, the net gain of $7 million in other exceptional non-operating items includes a gain of $4 million on the sale of investments in various Distill Ventures businesses and a gain of $3 million on the disposal of the UDL and Ruski RTD brands to Bickford's Australia Pty Ltd., completed on 1 October 2025.
In the year ended 30 June 2024, other exceptional non-operating items included subsequent gains and charges of items that were originally recognised as exceptional at inception and resulted in a net gain of $4 million, mainly driven by of the sale of Popular brands of the United Spirits Limited (USL) business.
(23) In the year ended 30 June 2025, the group capitalised borrowing costs of
$58 million in respect of purchases of property, plant, equipment and computer software in prior years.
For further information on acquisition and sale of businesses and brands, see notes 8(a) and 8(b).
Cash payments and receipts included in net cash inflow from operating activities in respect of exceptional items were as follows:

	2026 $ million	2025 $ million	2024 $ million
Restructuring programme	(156)	(38)	(26)
Distribution termination fee	(107)	(48)	(55)
Distill Ventures exits	(69)	(12)	—
Thalidomide (note 15(d))	(20)	(19)	(17)
Litigation	(4)	(44)	(88)
Winding down Russian operations	—	—	(2)
Total cash payments	(356)	(161)	(188)